Schedule of Investments (unaudited)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	2,060	$1,365,183
2.75%, 04/21/24(a)	AUD	1,000	701,963
3.25%, 04/21/25(a)	AUD	1,360	964,229
			3,031,375
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 07/15/24(b)(c)	EUR	790	801,509
0.00%, 04/20/25(b)(c)	EUR	590	593,662
1.65%, 10/21/24(b)	EUR	730	765,495
1.75%, 10/20/23(b)	EUR	800	830,804
			2,991,470
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.20%, 10/22/23(b)	EUR	367	374,717
0.50%, 10/22/24(b)	EUR	730	748,558
0.80%, 06/22/25(b)	EUR	1,060	1,093,881
2.60%, 06/22/24(b)	EUR	738	786,179
			3,003,335
Canada — 4.6%
Canadian Government Bond
0.25%, 08/01/23	CAD	230	174,572
0.25%, 04/01/24	CAD	470	351,233
0.50%, 11/01/23	CAD	290	219,492
0.75%, 02/01/24	CAD	370	279,640
1.25%, 03/01/25	CAD	190	142,491
1.50%, 05/01/24	CAD	360	274,287
1.50%, 09/01/24	CAD	318	241,435
1.50%, 04/01/25	CAD	268	201,918
2.00%, 09/01/23	CAD	540	416,659
2.25%, 03/01/24	CAD	150	115,899
2.25%, 06/01/25	CAD	260	199,956
2.50%, 06/01/24	CAD	190	147,298
2.75%, 08/01/24	CAD	90	69,994
0.75%, 10/01/24	CAD	240	179,126
			3,014,000
Denmark — 2.6%
Denmark Government Bond
0.00%, 11/15/24(c)	DKK	6,360	861,197
1.50%, 11/15/23	DKK	6,270	873,578
			1,734,775
Finland — 4.2%
Finland Government Bond
0.00%, 09/15/23(b)(c)	EUR	730	743,418
0.00%, 09/15/24(b)(c)	EUR	527	533,681
2.00%, 04/15/24(b)	EUR	610	641,836
4.00%, 07/04/25(b)	EUR	760	855,086
			2,774,021
France — 8.9%
French Republic Government Bond OAT
0.00%, 02/25/24(a)(c)	EUR	625	636,481
0.00%, 03/25/24(a)(c)	EUR	735	748,052
0.00%, 02/25/25(a)(c)	EUR	240	241,686
0.00%, 03/25/25(a)(c)	EUR	890	896,526
0.50%, 05/25/25(a)	EUR	910	928,856
1.75%, 11/25/24(a)	EUR	650	684,395
2.25%, 05/25/24(a)	EUR	840	887,797
Security		Par (000)	Value

France (continued)
4.25%, 10/25/23(a)	EUR	770	$825,147
			5,848,940
Germany — 8.0%
Bundesobligation
0.00%, 10/13/23(a)(c)	EUR	400	408,035
0.00%, 04/05/24(a)(c)	EUR	480	489,397
0.00%, 10/18/24(a)(c)	EUR	530	538,647
0.00%, 04/11/25(a)(c)	EUR	330	334,619
Bundesrepublik Deutschland Bundesanleihe
0.50%, 02/15/25(a)	EUR	539	554,174
1.00%, 08/15/24(a)	EUR	410	425,246
1.50%, 05/15/24(a)	EUR	410	428,909
1.75%, 02/15/24(a)	EUR	415	434,852
2.00%, 08/15/23(a)	EUR	480	499,184
6.25%, 01/04/24(a)	EUR	270	300,193
Bundesschatzanweisungen
0.00%, 09/15/23(a)(c)	EUR	238	242,756
0.00%, 12/15/23(a)(c)	EUR	190	193,951
0.00%, 03/15/24(a)(c)	EUR	326	332,412
0.20%, 06/14/24(a)	EUR	100	102,042
			5,284,417
Ireland — 4.1%
Ireland Government Bond
3.40%, 03/18/24(a)	EUR	940	1,007,418
5.40%, 03/13/25	EUR	1,500	1,724,862
			2,732,280
Israel — 4.6%
Israel Government Bond - Fixed
0.15%, 07/31/23	ILS	2,310	668,980
0.40%, 10/31/24	ILS	1,570	444,332
0.50%, 04/30/25	ILS	2,430	685,245
1.50%, 11/30/23	ILS	1,081	316,499
3.75%, 03/31/24	ILS	3,020	913,215
			3,028,271
Italy — 11.1%
Italy Buoni Poliennali Del Tesoro
0.00%, 11/29/23(a)(c)	EUR	180	181,040
0.00%, 01/15/24(a)(c)	EUR	280	281,189
0.00%, 01/30/24(a)(c)	EUR	220	221,013
0.00%, 04/15/24(a)(c)	EUR	300	300,013
0.00%, 08/15/24(a)(c)	EUR	250	248,210
0.00%, 12/15/24(a)(c)	EUR	170	167,389
0.30%, 08/15/23(a)	EUR	370	375,663
0.35%, 02/01/25(a)	EUR	330	326,804
0.65%, 10/15/23(a)	EUR	400	406,706
1.45%, 11/15/24(a)	EUR	240	244,639
1.45%, 05/15/25(a)	EUR	310	314,079
1.50%, 06/01/25(a)	EUR	400	405,942
1.75%, 07/01/24(a)	EUR	340	349,641
1.85%, 05/15/24(a)	EUR	290	298,934
1.85%, 07/01/25(b)	EUR	230	235,168
2.45%, 10/01/23(a)	EUR	370	383,835
2.50%, 12/01/24(a)	EUR	470	490,417
3.75%, 09/01/24(a)	EUR	390	417,334
4.50%, 03/01/24(a)	EUR	430	461,890
4.75%, 08/01/23(b)	EUR	320	339,419
5.00%, 03/01/25(b)	EUR	600	665,385
9.00%, 11/01/23(a)	EUR	180	201,704
			7,316,414

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan — 13.0%
Japan Government Five Year Bond
0.10%, 09/20/23	JPY	20,000	$150,409
0.10%, 12/20/23	JPY	45,350	341,144
0.10%, 03/20/24	JPY	114,500	861,579
0.10%, 06/20/24	JPY	42,650	321,006
0.10%, 09/20/24	JPY	39,850	300,108
0.10%, 12/20/24	JPY	66,100	497,953
0.10%, 03/20/25	JPY	41,550	313,181
0.10%, 06/20/25	JPY	67,600	509,821
Japan Government Ten Year Bond
0.40%, 03/20/25	JPY	53,300	404,908
0.40%, 06/20/25	JPY	36,750	279,551
0.50%, 09/20/24	JPY	33,600	255,196
0.60%, 09/20/23	JPY	6,050	45,757
0.60%, 12/20/23	JPY	60,000	454,470
0.60%, 03/20/24	JPY	73,350	556,437
0.60%, 06/20/24	JPY	25,350	192,592
0.80%, 09/20/23	JPY	47,150	357,407
Japan Government Twenty Year Bond
1.90%, 09/20/23	JPY	12,000	92,079
1.90%, 12/20/23	JPY	13,000	100,229
2.10%, 09/20/24	JPY	14,400	113,070
2.40%, 06/20/24	JPY	6,550	51,432
Japan Government Two Year Bond
0.00%, 09/01/23(c)	JPY	32,450	243,763
0.00%, 10/01/23(c)	JPY	53,900	404,923
0.00%, 11/01/23(c)	JPY	17,450	131,102
0.00%, 12/01/23(c)	JPY	35,100	263,720
0.00%, 01/01/24(c)	JPY	21,000	157,787
0.00%, 02/01/24(c)	JPY	20,250	152,137
0.00%, 03/01/24(c)	JPY	48,950	367,762
0.00%, 04/01/24(c)	JPY	61,200	459,801
0.00%, 06/01/24(c)	JPY	26,150	196,502
			8,575,826
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/24(b)(c)	EUR	880	896,256
0.25%, 07/15/25(b)	EUR	1,040	1,056,660
2.00%, 07/15/24(b)	EUR	1,000	1,055,369
			3,008,285
Norway — 2.5%
Norway Government Bond
1.75%, 03/13/25(b)	NOK	7,311	737,598
3.00%, 03/14/24(b)	NOK	8,490	882,986
			1,620,584
Security		Par (000)	Value

Singapore — 3.7%
Singapore Government Bond
2.00%, 02/01/24	SGD	1,242	$891,113
2.38%, 06/01/25	SGD	1,000	721,326
3.00%, 09/01/24	SGD	1,138	831,216
			2,443,655
Spain — 5.8%
Spain Government Bond
0.00%, 05/31/24(c)	EUR	337	340,814
0.00%, 01/31/25(c)	EUR	370	371,310
0.00%, 05/31/25(c)	EUR	230	229,688
0.25%, 07/30/24(b)	EUR	330	334,747
1.60%, 04/30/25(b)	EUR	389	407,199
2.75%, 10/31/24(b)	EUR	460	492,818
3.80%, 04/30/24(b)	EUR	400	431,522
4.40%, 10/31/23(b)	EUR	390	417,222
4.65%, 07/30/25(b)	EUR	420	480,193
4.80%, 01/31/24(b)	EUR	324	351,903
			3,857,416
Sweden — 3.4%
Sweden Government Bond
1.50%, 11/13/23(b)	SEK	12,525	1,229,378
2.50%, 05/12/25	SEK	10,135	1,017,529
			2,246,907
United Kingdom — 4.6%
United Kingdom Gilt
0.13%, 01/31/24(a)	GBP	646	766,009
0.25%, 01/31/25(a)	GBP	410	480,574
0.63%, 06/07/25(a)	GBP	230	272,475
1.00%, 04/22/24(a)	GBP	297	357,310
2.25%, 09/07/23(a)	GBP	310	379,330
2.75%, 09/07/24(a)	GBP	250	310,935
5.00%, 03/07/25(a)	GBP	340	448,667
			3,015,300
Total Investments in Securities — 99.3%
(Cost: $72,915,810)			65,527,271

Other Assets Less Liabilities — 0.7%			449,851

Net Assets — 100.0%			$65,977,122

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$20,000	$—	$(20,000)	(b)	$—	$—	$—	—	$29	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$65,527,271	$—	$65,527,271

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound
ILS	Israeli Shekel

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